Stock Based Compensation and Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of stock options at the grant date

	Years ended December 31,
	2022	2021

Expected average life (years)	7.0	7.0
Expected volatility	75.33%	73.56%
Risk-free interest rate	1.65%	0.06%
Expected dividend yield	-%	-%

Schedule of stock options and restricted stock units activity

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Stock options	$4,137	$10,086	$10,047	$23,907
Restricted stock units (classified as equity)	226	166	279	300
Restricted stock units (classified as liabilities)	1,291	-	1,291	-
Total stock-based compensation expense	$5,654	$10,252	$11,617	$24,207

	Options			RSUs
	Shares	Weighted average exercise price	Weighted average contractual term (in years)	Shares	Weighted average grant date fair value
Outstanding, December 31, 2021	45,486,067	$7.00	7	1,344,657	$-
Granted	946,800		7	110,000	7.00
Exercised	(37,100)	-		-	-
Forfeited	(899,063)	7.00		(7,456)	-
Shares issued	-			(1,278,858)
Unissued shares converted to options	78,343			(78,343)
Expired	-	-		-	-
Outstanding, December 31, 2022	45,575,047	$7.00	7	90,000	7.00
Exercisable, December 31, 2022	33,425,287	$7.00	7	-	-

Schedule of breakdown of common stock by class

	December 31,
	2022	2021

Class A	9,763,838	6,854,576
Class C	-	5,000
Class D	31,125,370	25,725,370
Total Shares Outstanding	40,889,208	32,584,946